Feb. 28, 2022
Huber Select Large Cap Value Fund
Huber Select Large Cap Value Fund
Investment Objective
The Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Select Large Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
SHAREHOLDER FEES (fees paid directly from your investment)

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)	0.80%	0.65%
Shareholder Servicing Plan Fee	0.15%	0.00%	[2]
Total Annual Fund Operating Expenses	1.80%	1.40%
Less: Fee Waiver and/or Expense Reimbursement[3]	-0.41%	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	0.99%

Example.
This Example is intended to help you compare the cost of investing in the Select Large Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$142	$527	$937	$2,082
Institutional Class	$101	$403	$727	$1,644

Portfolio Turnover.
The Select Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.63% of the average value of its portfolio.
Principal Investment Strategies
The Select Large Cap Value Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies (“large cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $1 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2022, the market capitalization range was between $572.2 million and $535.8 billion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Select Large Cap Value Fund is diversified, the Fund may hold a higher concentration on certain issuers.
The Select Large Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2021, 32.2% of the Fund’s total investments were invested in the technology, hardware and services sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Select Large Cap Value Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Select Large Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Select Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Management Risk. The Select Large Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Value Style Investing Risk. The Select Large Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk. Securities of companies in the same or related businesses, if comprising a significant portion of the Select Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Technology, Hardware and Services Sector Risk. Technology, hardware and services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by these companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of technology hardware companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many of these companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Select Large Cap Value Fund to sell these securities.
•Focus Risk. At such times the Select Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Select Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Who May Want to Invest in the Fund?
The Select Large Cap Value Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and
•Can accept the greater risks of investing in a portfolio with common stock holdings.

Performance
The following performance information indicates some of the risks of investing in the Select Large Cap Value Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers. To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).
Select Large Cap Value Fund, Investor Class Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Select Large Cap Value Fund’s highest quarterly return was 14.19% for the quarter ended March 31, 2019, and the lowest quarterly return was -21.11% for the quarter ended March 31, 2020.
Average Annual Total Returns(For the periods ended December 31, 2021)

Average Annual Total Returns (For the periods ended December 31, 2021)				Since Inception (6/29/2007)
	1 Year	5 Years	10 Years
Investor Class[1]
Return Before Taxes	32.72%	13.68%	11.98%	7.82%
Return After Taxes on Distributions	32.62%	13.42%	11.72%	7.50%
Return After Taxes on Distributions and Sale of Fund Shares	19.44%	10.92%	9.94%	6.39%
Institutional Class[1]
Return Before Taxes	33.08%	14.03%	12.40%	8.10%
Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)	28.55%	11.44%	13.07%	7.83%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%	10.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses.
Huber Small Cap Value Fund
Huber Small Cap Value Fund
Investment Objective
The Huber Small Cap Value Fund (the “Small Cap Value Fund”) seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Small Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
SHAREHOLDER FEES (fees paid directly from your investment)

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)	0.81%	0.66%
Shareholder Servicing Plan Fee	0.15%	0.00%	[2]
Total Annual Fund Operating Expenses	2.05%	1.65%
Less: Fee Waiver and/or Expense Reimbursement[3]	-0.30%	-0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75%	1.35%

Example.
This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$178	$614	$1,076	$2,355
Institutional Class	$137	$491	$869	$1,929

Portfolio Turnover.
The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.60% of the average value of its portfolio.
Principal Investment Strategies
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization U.S. companies (“small cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Bloomberg US 2000 Value Index. The market capitalization range of the Bloomberg US 2000 Value Index changes constantly, but as of January 31, 2022, the market capitalization range was between $55.2 million and $22.7 billion. Market capitalization is measured at the time of initial purchase. While the Small Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Small Cap Value Fund may also make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of October 31, 2021, 29.5% of the Fund’s total investments were invested in the financial sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Small Cap Value Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Small Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Small Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Management Risk. The Small Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Value Style Investing Risk. The Small Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Technology, Hardware and Services Sector: Technology, hardware and services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by these companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of technology hardware companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.
Many of these companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
•Small Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Small Cap Value Fund to sell these securities.
•Focus Risk. At such times the Small Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the
Small Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Who May Want to Invest in the Fund?
The Small Cap Value Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and
•Can accept the greater risks of investing in a portfolio with common stock holdings.

Performance
The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years, 10-years and since inception periods compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers. To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll-free at 888-HUBERCM (888-482-3726).
Small Cap Value Fund, Investor Class Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Small Cap Value Fund’s highest quarterly return was 38.99% for the quarter ended December 31, 2020, and the lowest quarterly return was -35.65% for the quarter ended March 31, 2020.
Average Annual Total Returns(For the periods ended December 31, 2021)

Average Annual Total Returns (For the periods ended December 31, 2021)				Since Inception (6/29/2007)
	1 Year	5 Years	10 Years
Investor Class[1]
Return Before Taxes	29.50%	8.33%	8.76%	6.53%
Return After Taxes on Distributions	29.18%	8.20%	8.65%	6.38%
Return After Taxes on Distributions and Sale of Fund Shares	17.65%	6.55%	7.17%	5.33%
Institutional Class[1]
Return Before Taxes	29.79%	8.58%	9.11%	6.77%
Bloomberg US 2000 Value Index (reflects no deduction for fees, expenses or taxes)	31.49%	9.66%	13.23%	8.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.
Huber Large Cap Value Fund
Huber Large Cap Value Fund
Investment Objective
The Huber Large Cap Value Fund (the “Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Large Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
SHAREHOLDER FEES (fees paid directly from your investment)

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)	2.75%	2.60%
Shareholder Servicing Plan Fee	0.15%	0.00%	[2]
Total Annual Fund Operating Expenses	3.00%	2.60%
Less: Fee Waiver and/or Expense Reimbursement[3]	-1.85%	-1.85%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	0.75%

Example.
This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$117	$753	$1,414	$3,187
Institutional Class	$77	$632	$1,214	$2,796

Portfolio Turnover.
The Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.45% of the average value of its portfolio.
Principal Investment Strategies
The Large Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies (“large cap companies”). The Fund looks for companies whose stocks are considered by the Adviser to be undervalued.  The Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Bloomberg US 1000 Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Bloomberg US 1000 Value Index changes constantly, but as of January 31, 2022, the market capitalization range was between $572.2 million and $535.8 billion. Market capitalization is measured at the time of initial purchase. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares). While the Large Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Large Cap Value Fund may also make investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets.  The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) but not in an amount that exceeds 50% of the Fund’s total assets. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Large Cap Value Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Large Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Initial Public Offering Risk. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Management Risk. The Large Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Value Style Investing Risk. The Large Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Large Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Large Cap Value Fund to sell these securities.
•Focus Risk. At such times the Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Performance
The following performance information indicates some of the risks of investing in the Large Cap Value Fund. The bar chart shows the annual returns for the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for the 1-year, 5-years and since inception periods compare with those of broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund’s past performance benefited from IPOs of certain issuers. To the extent the Fund’s historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll free at 888-HUBERCM (888-482-3726).
Large Cap Value Fund, Investor Class Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Large Cap Value Fund’s highest quarterly return was 16.85% for the quarter ended December 31, 2020, and the lowest quarterly return was -24.68% for the quarter ended March 31, 2020.
Average Annual Total Returns(For the periods ended December 31, 2021)

Average Annual Total Returns (For the periods ended December 31, 2021)			Since Inception (12/31/2012)
	1 Year	5 Years
Investor Class
Return Before Taxes	23.20%	10.22%	9.76%
Return After Taxes on Distributions	22.86%	9.87%	9.02%
Return After Taxes on Distributions and Sale of Fund Shares	13.96%	8.06%	7.66%
Institutional Class
Return Before Taxes	23.40%	10.41%	10.05%
Bloomberg US 1000 Value Index (reflects no deduction for fees, expenses or taxes)	28.55%	11.44%	12.68%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.
Huber Mid Cap Value Fund
Huber Mid Cap Value Fund
Investment Objective
The Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares and Institutional Class shares of the Mid Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
SHAREHOLDER FEES (fees paid directly from your investment)

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%	[2]
Other Expenses (includes Shareholder Servicing Plan Fee)	3.72%	3.67%
Shareholder Servicing Plan Fee	0.15%	0.10%
Total Annual Fund Operating Expenses	3.97%	3.67%
Less: Fee Waiver and/or Expense Reimbursement[3]	-2.57%	-2.57%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.10%

Example.
This Example is intended to help you compare the cost of investing in the Mid Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$974	$1,822	$4,020
Institutional Class	$112	$885	$1,678	$3,756

Portfolio Turnover.
The Mid Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.38% of the average value of its portfolio.
Principal Investment Strategies
The Mid Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized capitalization U.S. companies (“mid cap companies”) whose stocks are considered by the Adviser to be undervalued. The Adviser currently considers mid cap companies to be those with a market capitalization range that is consistent with the market capitalization range of the Bloomberg US 2500 Value Index. The market capitalization range of the index changes constantly, but as of January 31, 2022, the market capitalization range of the Bloomberg US 2500 Value Index was between $55.2 million and $22.7 billion. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. While the Mid Cap Value Fund is diversified, the Fund may hold a higher concentration in certain issuers.
The Mid Cap Value Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”), including issuers in emerging markets. The Fund invests primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), dollar-denominated foreign securities, or directly in foreign securities. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings (“IPOs”) without limitation. Additionally, the Fund may invest in Rule 144A and other restricted equity securities but not in an amount that exceeds 15% of the Fund’s total assets.  From time to time, the Fund may be invested in securities of companies in the same economic sector.
The Adviser employs a value investing style, investing in stocks which, in the Adviser’s opinion, trade at a significant discount to the present value of future cash flows.  The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value.  The Adviser identifies these investment opportunities by employing a disciplined; bottom-up investment process that emphasizes internally generated fundamental research.  The process includes an initial review, in-depth analysis, and employment of the Adviser’s proprietary valuation methodology.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Mid Cap Value Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The Mid Cap Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mid Cap Value Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Mid-Sized Company Risk. A mid-sized company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.
•Value Style Investing Risk. The Mid Cap Value Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in foreign securities. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
•Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Mid Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Mid Cap Value Fund to sell these securities.
•Focus Risk. At such times the Mid Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Mid Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Who May Want to Invest in the Fund?
The Mid Cap Value Fund may be appropriate for investors who:
•Have a long-term investment horizon;
•Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and
•Can accept greater risks of investing in a portfolio with common stock holdings.

Performance
The following performance information indicates some of the risks of investing in the Mid Cap Value Fund. The bar chart shows the annual return for the Fund’s Investor Class from year to year. The table shows how the Fund’s average annual return for the 1-year, 5 year, and since inception periods compares with a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hubercap.com or by calling the Fund toll free at 888-HUBERCM (888-482-3726).
Mid Cap Value Fund, Investor Class Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Mid Cap Value Fund’s highest quarterly return was 32.96% for the quarter ended December 31, 2020, and the lowest quarterly return was -34.57% for the quarter ended March 31, 2020.
Average Annual Total Returns(For the periods ended December 31, 2021)

Average Annual Total Returns (For the periods ended December 31, 2021)			Since Inception (12/31/2015)
	1 Year	5 Years
Investor Class
Return Before Taxes	26.51%	6.51%	7.76%
Return After Taxes on Distributions	26.22%	6.34%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares	15.89%	5.08%	6.08%
Institutional Class
Return Before Taxes	26.59%	6.69%	7.97%
Bloomberg US 2500 Value Index (reflects no deduction for fees, expenses or taxes)	29.58%	9.19%	11.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.